Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments	R$ 23,122,550	R$ 22,003,439	R$ 16,657,201
Loans and amounts due from credit institutions
Loans and advances to customers
Debt instruments	35,646,863	23,419,946	28,472,612
Balances with The Brazilian Central Bank
Total	58,769,413	45,423,385	45,129,813
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments
Loans and amounts due from credit institutions	2,980,557	2,439,823	4,129,438
Loans and advances to customers			6,044,808
Debt instruments	4,033,706	9,873,633	12,124,154
Balances with The Brazilian Central Bank	81,969,532	73,046,299	69,178,841
Total	88,983,795	85,359,755	91,477,241
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments
Loans and amounts due from credit institutions	22,736,288	18,273,492	22,356,475
Loans and advances to customers	514,905,503	484,362,272	454,480,941
Debt instruments	62,518,693	47,836,403	33,477,329
Balances with The Brazilian Central Bank
Total	600,160,484	550,472,167	510,314,745
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Open market investments	23,122,550	22,003,439	16,657,201
Loans and amounts due from credit institutions	25,716,845	20,713,315	26,485,913
Loans and advances to customers	514,936,423	488,735,746	464,451,587
Debt instruments	101,087,321	81,329,013	73,125,011
Balances with The Brazilian Central Bank	81,969,532	73,046,299	69,178,841
Total	746,832,671	685,827,812	649,898,553
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Open market investments	23,122,550	22,003,439	16,657,201
Loans and amounts due from credit institutions	25,716,845	20,713,315	26,485,913
Loans and advances to customers	514,905,503	484,362,272	460,525,749
Debt instruments	102,199,262	81,129,982	74,074,095
Balances with The Brazilian Central Bank	81,969,532	73,046,299	69,178,841
Total	R$ 747,913,692	R$ 681,255,307	R$ 646,921,799